Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate TO Effective Income Tax Rate (Detail) - Surrozen Inc [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory rate	21.00%	21.00%
State tax	7.96%	8.46%
Tax credits	0.84%	0.98%
Change in valuation allowance	(29.43%)	(28.78%)
Other	(0.37%)	(1.66%)
Total	0.00%	0.00%